Income Tax Provision (Details) (USD $)	Oct. 31, 2013	Oct. 31, 2012
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 22,150	$ 16,271
Less valuation allowance	(22,150)	(16,271)
Deferred tax assets, net of valuation allowance